THE SIMMS FUNDS

                                U.S. EQUITY FUND

                                 INTERNATIONAL
                                  EQUITY FUND

                                 ANNUAL REPORT
                                 JUNE 30, 2002

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors


THE SIMMS FUNDS
REPORT FROM MANAGEMENT                                           JULY 15, 2002

                                 2002 COMMENTS

U.S. EQUITY FUND

ECONOMIC BACKGROUND

As a result of the terror attacks and the demise of several mega-corporations because of fraud and accounting "mis-management", virtually every major institution from the CIA and FBI to the SEC and FDA has fallen from grace. The U.S. equity markets have become "de-coupled" from the economy, which shows persistence in its recovery. The related implications to shareholders, creditors, vendors, and workers have been decimating. The U.S. markets lost over 13% in the quarter ended June 30, 2002, due to the ensuing lack of investor confidence and potential systemic risk. Technology, Media and Telecommunications (TMT) and Growth stocks were generally hardest hit as the NASDAQ lost more than 20%. According to ISI, only eight quarters (of 226) since WWII have market declines exceeding that number and the subsequent average quarterly return exceeded 8%.

Looking forward, the economy is still expanding as measured by most indicators: factory orders, mortgage refinancing, unemployment claims and consumer confidence. The passage of a $355 billion defense spending bill will provide additional economic stimulus in tandem with recent tax cuts and rate reductions. After a strong GDP recovery in Q1 (6.2%) and a slowing in Q2 (2%), economic growth is expected to be moderate over the next 12 months to the 3-4% level. With core inflation remaining low (1%), the Fed is challenged to maintain rates at this level well into the second half of '02. Productivity gains are likely to produce solid earnings gains over the remainder of this year and next. The debate about operating and core (ex-goodwill) earnings will persist but the resulting increases will be real. I/B/E/S estimates for operating earnings for '02 ($49) and '03 ($56) produce reasonable valuations (17x '03) for the market. Valuations are certainly more reasonable and more balanced given the make up of the ten largest companies by market cap (MICROSOFT (4.97%), GE, Exxon Mobil, Wal-Mart Stores, PFIZER (2.92%), CITIGROUP (2.74%), BP PLC, AIG, JOHNSON & JOHNSON (4.19%), and Coca-Cola). Please note that the six technology companies that have fallen from the top ten list have lost over $1.1 trillion in market value since the peak in '99.

INVESTMENT POLICY

The U.S. Equity Fund is positioned for a moderate economic recovery, a view that is gaining more acceptance now that the anticipated stronger second half '02 corporate earnings rebound is being pushed further out. Health care and consumer discretionary sectors again remain our largest sector weightings and were the main contributors to our outperformance of over 3.0% versus the S&P and over 7.0% versus the Russell 1000 Growth in the second quarter of '02. Both are well diversified within their various sub-industry groups. Importantly, our focus in health care is not on the troubled pharmaceutical group, but is heavily weighted toward equipment, supplies and health care service providers. Stock selection and our underweight position in technology also contributed to the Fund's relative outperformance for the second quarter versus the Russell 1000 Growth and S&P 500 Indices.

New positions were established in PEPSICO. (3.05%), AMERISOURCE BERGEN (3.65%), CENDANT (2.81%), MATTEL (2.22%), WENDY'S (2.32%), AFLAC (3.41%) and L-3
COMMUNICATIONS (1.92%) (LLL, NOT Level 3) reflecting the continued strength of the consumer as well as the government's focus on high-tech defense spending.

We trimmed positions and took profits in PFIZER (2.92%), CONCORD EFS (3.87%), LOWE'S (4.12%) and UNITED HEALTHCARE (4.54%). Disappointments due to corporate disclosure, accounting and decreasing earnings visibility forced the sales of GE, Tyco International and Omnicom (profitably trimmed before the negative news hit).

Large cap growth stocks have been out of favor for quite awhile, but our Fund has not been as attractively valued on a price/earnings to growth rate basis (PEG ratio) since before the massive P/E expansion of the late 1990s. Note, our PEG ratios for 2002 and 2003 are 1.3x and 1.1x, compared to the Russell 1000 Growth (1.4x and 1.2x), and the S&P500 (1.9x and 1.7x).

INTERNATIONAL EQUITY FUND

International stocks experienced steep price declines over the last 12 months. All the major international indices were down sharply for the year ending June 30, 2002, including EAFE (8.19%), and the Bank of New York ADR Index (-7.65%). The International Fund Class Y shares were down 18.59% and the Class A shares were down 18.87% for the fiscal year ending June 30, 2002. These numbers are in U.S. Dollars and include the impact of Dollar weakness in the most recent quarter, which reduced the losses for U.S. investors by some 9% in the quarter ending June 30, 2002.

Correlation between stock markets and sectors was high, which is usually the case over short periods when investors globally are influenced by similar macro and micro events. With one or two exceptions, fraud and accounting scandals have been confined to U.S. companies, but doubt and suspicion have infected trust in the quality of global companies, especially those which have grown through acquisition. A lack of belief in published, audited numbers destroys traditional measures of valuation for stocks. Growth companies with above-average valuations are especially vulnerable in these circumstances, and these are the companies in which the Fund invests.

Both stock and sector selections were the main causes of the underperformance. The commitment to technology, which had been successful in the fourth quarter of 2001 (when our portfolios outperformed EAFE by 8%) and had not hurt first quarter 2002 performance (when we outperformed by 1.5%), was strategically wrong. This was recognized early in the second quarter 2002, and we moved to reduce the 28.2% weighting through sales of Nokia, Vodafone, and NTT DoCoMo in April, and SAP in May. But a sharp decline had already begun and losses of between 15-25% were taken compared with first quarter end values. It is small consolation that each of these stocks has fallen further since the sales were made.

Holdings in European financial and consumer stocks, which were held as a less volatile counterweight to the technology exposure, did not act defensively at all. AEGON (4.21%), AXA (4.33%), ING (2.49%) and AHOLD (3.76%) underperformed, despite a sharp rally at the end of June. Financial stocks were hit hard as proxies for stock market portfolios. AHOLD (3.76%) was downgraded because of involvement in Argentina. Healthcare stocks were mixed: FRESENIUS (2.72%) fell 26.4%, but TEVA (3.84%) performed well for the most recent quarter.

Japanese holdings provided some relief, with CANON (3.48%) holding steady and EISAI (2.9%) and SEVEN-ELEVEN (3.08%) falling 6.3% and 8.1%, respectively, since purchase in May. While the Fund was significantly under weight in Japan for the past year, we have since raised our target allocation to 15% Japanese stocks (up from 8%).

The Fund's emerging market investments did not escape punishment. KOREA TELECOM (2.52%), WALMEX (2.3%), FEMSA (1.08%) and PT INDONESIA (1.06%) suffered, but KOOKMIN BANK (2.2%) held steady.

ECONOMIC BACKGROUND

Economic news has been mixed, and GDP estimates have been revised down in Europe. There have been signs that the consumer in Europe has become more cautious, and hopes of a recovery in capital investment have yet again been deferred.

Forecasts for Japan continue to make gradual improvement. The new problem for the sector is the strength of the currency. The export sector has until now been the only growth area but will be hurt by an exchange rate which has strengthened above 120Yen to the U.S. Dollar despite frequent intervention by the Bank of Japan. Domestic activity will need to improve to compensate.

Germany has announced higher unemployment numbers for June and lower industrial production for May. These gloomy statistics from Europe's largest economy do not bode well for the pace of recovery this year, which is certain to lag well behind economic growth in the U.S.

INVESTMENT POLICY

We intend to reduce the cash position below 5% in the next few weeks. Several opportunities in Europe are being reviewed, and our target of a 15% stake in Japan remains in place. The strength of the Euro, Sterling and the Yen could cause problems for international companies which have large exposure to sales in the U.S. or which compete against U.S. companies. These factors will influence the choice of stocks in the near future.

The quarter ended June 30, 2002 was an exceptionally poor quarter for your Fund, committed, according to our mandate, to large cap Growth companies in the international equity universe.

In the present environment it would be imprudent to predict that the bear market is over. But we believe that stock valuations in Europe in several sectors are attractive for long-term investment. Price/Earnings ratios are near the low end of historic ranges and are supported in some cases by dividend yields higher than the inflation rate. These factors in combination present a solid platform for eventual capital gain.

/s/Robert A. Simms       /s/Thomas L. Melly       /s/Jennifer D. Miller

Robert A. Simms          Thomas L. Melly          Jennifer D. Miller
President & CEO          Principal,               Principal,
                         Portfolio Manager        Portfolio Manager

THE SIMMS FUNDS
U.S. EQUITY FUND

   SIMMS U.S. EQUITY FUND -- CLASS Y VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                             $1,000,000 INVESTMENT


                                                                    Avg. Annual
          Total Return*<F2>                    One     3 Year Avg.     Since
 For the period ended June 30, 2002            Year       Annual     Inception
 ----------------------------------            ----    -----------  -----------
Simms U.S. Equity Fund - Class Y (1)<F1>     (26.21%)    (11.58%)     (4.00%)
S&P 500 Index                                (17.99%)     (9.17%)     (3.26%)

(1)<F1>   December 11, 1998 inception.
  *<F2>   Past performance is not predictive of future performance.

          Date         Simms U.S. Equity -- Class Y       S&P 500 Index
          ----         ----------------------------       -------------
           12/98                 1,000,000                  1,000,000
            3/99                 1,199,000                  1,108,477
            6/99                 1,251,037                  1,186,608
            9/99                 1,231,020                  1,112,511
           12/99                 1,474,885                  1,278,044
            3/00                 1,542,287                  1,307,354
            6/00                 1,513,447                  1,272,625
            9/00                 1,569,141                  1,260,293
           12/00                 1,370,959                  1,161,681
          3/1/01                 1,147,904                  1,023,957
          6/1/01                 1,172,010                  1,083,885
          9/1/01                   923,778                    924,791
         12/1/01                 1,017,819                  1,023,607
          3/1/02                   965,299                  1,026,421
          6/1/02                   864,715                    888,917

   SIMMS U.S. EQUITY FUND -- CLASS A VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                               $10,000 INVESTMENT

                                                                    Avg. Annual
          Total Return*<F4>                      One    3 Year Avg.    Since
 For the period ended June 30, 2002             Year      Annual     Inception
 ----------------------------------             ----    ----------- -----------
Simms U.S. Equity Fund -
  Class A No Load (1)<F3>                     (26.64%)   (12.17%)     (10.83%)
Simms U.S. Equity Fund - Class A (1)<F3>      (29.57%)   (13.36%)     (11.98%)
S&P 500 Index                                 (17.99%)    (9.17%)      (8.26%)

(1)<F3>   April 26, 1999 inception.
  *<F4>   Past performance is not predictive of future performance.

             Simms U.S. Equity --     Simms U.S. Equity --
    Date        Class A No Load              Class A           S&P 500 Index
    ----     --------------------     --------------------     -------------
     4/99           10,000                    9,600                10,000
     6/99           10,246                    9,836                10,144
     9/99           10,033                    9,632                 9,510
    12/99           12,007                   11,527                10,925
     3/00           12,525                   12,024                11,176
     6/00           12,271                   11,780                10,879
     9/00           12,710                   12,202                10,774
    12/00           11,093                   10,649                 9,931
   3/1/01            9,273                    8,902                 8,753
   6/1/01            9,461                    9,083                 9,266
   9/1/01            7,443                    7,145                 7,906
  12/1/01            8,187                    7,860                 8,750
   3/1/02            7,766                    7,455                 8,774
   6/1/02            6,941                    6,663                 7,599

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS Y VS. MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $1,000,000 INVESTMENT

                                                                    Avg. Annual
          Total Return*<F6>                    One    3 Year Avg.      Since
 For the period ended June 30, 2002            Year      Annual      Inception
 ----------------------------------            ----   -----------   -----------
Simms International Equity
  Fund - Class Y (1)<F5>                     (18.59%)   (6.75%)       (3.39%)
Morgan Stanley Capital
  International EAFE Index                    (8.19%)   (6.48%)       (2.83%)

(1)<F5>   December 11, 1998 inception.
  *<F6>   Past performance is not predictive of future performance.

                       Simms International            Morgan Stanley Capital
        Date            Equity -- Class Y            International EAFE Index
        ----           -------------------           ------------------------
        12/98               1,000,000                        1,000,000
         3/99               1,041,029                        1,056,418
         6/99               1,090,998                        1,103,852
         9/99               1,169,005                        1,142,155
        12/99               1,675,651                        1,345,801
         3/00               1,694,084                        1,348,493
         6/00               1,619,205                        1,287,406
         9/00               1,429,272                        1,176,947
        12/00               1,285,202                        1,132,223
       3/1/01               1,082,011                          986,845
       6/1/01               1,086,556                          983,490
       9/1/01                 893,692                          838,130
      12/1/01               1,022,652                          911,802
       3/1/02               1,013,550                          930,494
       6/1/02                 884,525                          902,858

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS A VS. MORGAN STANLEY CAPITAL
       INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

                                                                    Avg. Annual
          Total Return*<F8>                One      3 Year Avg.        Since
 For the period ended June 30, 2002        Year        Annual        Inception
 ----------------------------------        ----     -----------     -----------
Simms International Equity Fund -
  Class A No Load (1)<F7>                (18.87%)     (7.22%)         (5.50%)
Simms International Equity Fund -
  Class A (1)<F7>                        (22.11%)     (8.47%)         (6.63%)
Morgan Stanley Capital
  International EAFE Index               (8.19%)      (6.48%)         (3.83%)

(1)<F7>   February 1, 1999 inception.
  *<F8>   Past performance is not predictive of future performance.

                     Simms                   Simms            Morgan Stanley
                 International           International           Capital
                   Equity --               Equity --          International
    Date        Class A No Load             Class A             EAFE Index
    ----        ---------------          -------------        --------------
     2/99           10,000                   9,600                10,000
     3/99            9,867                   9,472                10,239
     6/99           10,323                   9,910                10,699
     9/99           11,025                  10,584                11,070
    12/99           15,779                  15,148                13,044
     3/00           15,954                  15,316                13,070
     6/00           15,223                  14,614                12,478
     9/00           13,422                  12,885                11,407
    12/00           12,056                  11,574                10,974
   3/1/01           10,139                   9,733                 9,565
   6/1/01           10,160                   9,754                 9,532
   9/1/01            8,352                   8,018                 8,123
  12/1/01            9,554                   9,172                 8,837
   3/1/02            9,467                   9,089                 9,018
   6/1/02            8,243                   7,914                 8,751

THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2002

                                                        U.S.      INTERNATIONAL
                                                     EQUITY FUND   EQUITY FUND
                                                     -----------  -------------
ASSETS
Investments in securities at market value
  (identified cost $5,988,323 and
  $35,245,626, respectively) (Note 2)                $6,184,439    $33,665,046
Receivable for capital shares sold                           --      1,189,976
Receivable from Adviser                                  18,151             --
Dividends and interest receivable                         1,958         27,854
Other assets                                              9,053          9,911
                                                     ----------    -----------
     Total assets                                     6,213,601     34,892,787
                                                     ----------    -----------

LIABILITIES
Payable to Adviser                                           --          7,907
Payable for investments purchased                            --        118,554
Accrued expenses and other liabilities                   62,680         79,151
                                                     ----------    -----------
     Total liabilities                                   62,680        205,612
                                                     ----------    -----------
NET ASSETS                                           $6,150,921    $34,687,175
                                                     ----------    -----------
                                                     ----------    -----------
NET ASSETS CONSIST OF:
Shares of beneficial interest                        $7,807,039    $44,309,919
Accumulated net realized loss on investments         (1,852,234)    (8,042,164)
Net unrealized appreciation
  (depreciation) on investments                         196,116     (1,580,580)
                                                     ----------    -----------
     Net assets                                      $6,150,921    $34,687,175
                                                     ----------    -----------
                                                     ----------    -----------
CLASS A
Net assets                                             $263,408       $650,614
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                       34,041         85,443
Net asset value and redemption price per share            $7.74          $7.61
                                                          -----          -----
                                                          -----          -----
Maximum offering price per share
  ($7.74 and $7.61 divided by 0.96)                       $8.06          $7.93
                                                          -----          -----
                                                          -----          -----
CLASS Y
Net assets                                           $5,887,513    $34,036,561
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                      744,776      4,390,737
Net asset value, offering and
  redemption price per share                              $7.91          $7.75
                                                          -----          -----
                                                          -----          -----

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2002

                                                        U.S.      INTERNATIONAL
                                                     EQUITY FUND   EQUITY FUND
                                                     -----------  -------------
INVESTMENT INCOME:
     Dividends (net of foreign taxes withheld
       of $0 and $68,071, respectively)             $    48,070    $   313,358
     Interest                                            13,939         52,337
                                                    -----------    -----------
          Total investment income                        62,009        365,695
                                                    -----------    -----------

EXPENSES:
     Investment advisory fees                            64,174        325,221
     Shareholder servicing and accounting                61,681         85,998
     Professional fees                                   34,507         63,254
     Trustees' fees and expenses                          8,942          9,267
     Administration fees                                 44,951         44,951
     Reports to shareholders                              2,167          8,768
     Federal and state registration fees                 29,452         32,238
     Custody fees                                         8,046         12,827
     Insurance                                           15,820         24,537
     Other                                                  365            766
     Distribution fees - Class A                          2,115          3,701
                                                    -----------    -----------
          Total expenses before reimbursements          272,220        611,528
     Less:  Reimbursements from Adviser                (188,818)      (233,823)
                                                    -----------    -----------
     Net expenses                                        83,402        377,705
                                                    -----------    -----------

NET INVESTMENT LOSS                                     (21,393)       (12,010)
                                                    -----------    -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Realized loss on investments                    (1,862,757)    (5,610,691)
     Change in unrealized appreciation/depreciation
       on investments                                  (723,954)    (1,453,345)
                                                    -----------    -----------
     Net realized and unrealized
       loss on investments                           (2,586,711)    (7,064,036)
                                                    -----------    -----------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $(2,608,104)   $(7,076,046)
                                                    -----------    -----------
                                                    -----------    -----------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                    U.S. EQUITY FUND
                                         --------------------------------------
                                        FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                          JUNE 30, 2002        JUNE 30, 2001
                                        ------------------   ------------------
OPERATIONS:
   Net investment loss                     $   (21,393)         $   (33,472)
   Net realized loss on investments         (1,862,757)            (386,932)
   Change in unrealized
     appreciation/depreciation
     on investments                           (723,954)          (1,568,894)
                                           -----------          -----------
       Net decrease in net assets
         resulting from operations          (2,608,104)          (1,989,298)
                                           -----------          -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets
     resulting from
     capital share transactions              1,421,447              114,560
                                           -----------          -----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM
  NET REALIZED GAINS                                --               (8,712)
                                           -----------          -----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM
  NET REALIZED GAINS                                --             (152,115)
                                           -----------          -----------
       Total decrease in net assets         (1,186,657)          (2,035,565)

NET ASSETS:
   Beginning of period                       7,337,578            9,373,143
                                           -----------          -----------
   End of period                           $ 6,150,921          $ 7,337,578
                                           -----------          -----------
                                           -----------          -----------

                       See notes to financial statements

                                               INTERNATIONAL EQUITY FUND
                                        ---------------------------------------
                                        FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                          JUNE 30, 2002        JUNE 30, 2001
                                        ------------------   ------------------
OPERATIONS:
   Net investment loss                     $   (12,010)         $   (12,001)
   Net realized loss on investments         (5,610,691)          (2,710,871)
   Change in unrealized
     appreciation/depreciation
     on investments                         (1,453,345)          (3,668,539)
                                           -----------          -----------
       Net decrease in net assets
         resulting from operations          (7,076,046)          (6,391,411)
                                           -----------          -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
   Net increase in net assets
     resulting from
     capital share transactions              8,212,750           26,301,323
                                           -----------          -----------

DISTRIBUTION TO CLASS A SHAREHOLDERS FROM:
   Net investment income                            --               (1,663)
   Net realized gains                               --              (46,071)
                                           -----------          -----------
   Total distribution                               --              (47,734)
                                           -----------          -----------

DISTRIBUTION TO CLASS Y SHAREHOLDERS FROM:
   Net investment income                            --              (47,858)
   Net realized gains                               --           (1,326,221)
                                           -----------          -----------
   Total distribution                               --           (1,374,079)
                                           -----------          -----------

       Total increase in net assets          1,136,704           18,488,099
                                           -----------          -----------

NET ASSETS:
   Beginning of period                      33,550,471           15,062,372
                                           -----------          -----------
   End of period                           $34,687,175          $33,550,471
                                           -----------          -----------
                                           -----------          -----------

                       See notes to financial statements

THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS

                                                                                  U.S. EQUITY FUND -- CLASS A
                                                            ---------------------------------------------------------------------
                                                                YEAR             YEAR             YEAR      APRIL 26, 1999(1)<F9>
                                                                ENDED            ENDED           ENDED             THROUGH
                                                            JUNE 30, 2002    JUNE 30, 2001   JUNE 30, 2000      JUNE 30, 1999
                                                            -------------    -------------   -------------  ---------------------
PER SHARE DATA:
Net asset value, beginning of period                           $10.55           $13.98           $12.50             $12.20
                                                               ------           ------           ------             ------
Income (loss) from investment operations:
     Net investment loss                                        (0.06)(2)<F10>   (0.06)(3)<F11>   (0.16)(2)<F10>     (0.02)(3)<F11>
     Net realized and unrealized
       gain (loss) on investments                               (2.75)           (3.10)            2.57               0.32
                                                               ------           ------           ------             ------
     Total from investment operations                           (2.81)           (3.16)            2.41               0.30
                                                               ------           ------           ------             ------
Less distributions from net realized gains                         --            (0.27)           (0.93)                --
                                                               ------           ------           ------             ------
Net asset value, end of period                                 $ 7.74           $10.55           $13.98             $12.50
                                                               ------           ------           ------             ------
                                                               ------           ------           ------             ------
Total return(4)                                               (26.64%)         (22.90%)          19.76%              2.46%(5)<F13>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                               $263,408         $591,880         $262,568               $983
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                 3.66%            3.39%            3.88%              8.39%(6)<F14>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                 1.45%            1.45%            1.86%              2.06%(6)<F14>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                         (2.93%)          (2.81%)          (3.19%)            (7.38%)(6)<F14>
     Ratio of net investment loss to average net assets
       after reimbursement by Adviser                          (0.72%)          (0.87%)          (1.17%)            (1.06%)(6)<F14>
     Portfolio turnover rate(7)<F15>                          134.25%           76.61%           50.31%             50.40%

 (1)<F9> Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.
(2)<F10> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F11> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F12> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F13>   Not annualized.
(6)<F14>   Annualized.
(7)<F15> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                                U.S. EQUITY FUND -- CLASS Y
                                                        ---------------------------------------------------------------------------
                                                            YEAR              YEAR             YEAR       DECEMBER 11, 1998(1)<F16>
                                                            ENDED            ENDED             ENDED               THROUGH
                                                        JUNE 30, 2002    JUNE 30, 2001     JUNE 30, 2000        JUNE 30, 1999
                                                        -------------    -------------     -------------  -------------------------
PER SHARE DATA:
Net asset value, beginning of period                       $10.72            $14.14           $12.51               $10.00
                                                           ------            ------           ------               ------
Income (loss) from investment operations:
   Net investment loss                                      (0.02)(2)<F17>    (0.05)(3)<F18>   (0.10)(2)<F17>       (0.03)(3)<F18>
   Net realized and unrealized
     gain (loss) on investments                             (2.79)            (3.10)            2.66                 2.54
                                                           ------            ------           ------               ------
   Total from investment operations                         (2.81)            (3.15)            2.56                 2.51
                                                           ------            ------           ------               ------
Less distributions from net realized gains                     --             (0.27)           (0.93)                  --
                                                           ------            ------           ------               ------
Net asset value, end of period                             $ 7.91            $10.72           $14.14               $12.51
                                                           ------            ------           ------               ------
                                                           ------            ------           ------               ------
Total return                                              (26.21%)          (22.56%)          20.98%               25.10%(4)<F19>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                           $5,887,513        $6,745,698       $9,110,575           $5,213,829
   Ratio of expenses to average net assets
     before reimbursement by Adviser                        3.16%             2.89%            3.27%                5.59%(5)<F20>
   Ratio of expenses to average net assets
     after reimbursement by Adviser                         0.95%             0.95%            1.25%                1.31%(5)<F20>
   Ratio of net investment loss to average net
     assets before reimbursement by Adviser                (2.43%)           (2.31%)          (2.58%)              (4.70%)(5)<F20>
   Ratio of net investment loss to average net
     assets after reimbursement by Adviser                 (0.22%)           (0.37%)          (0.56%)              (0.42%)(5)<F20>
   Portfolio turnover rate(6)<F21>                        134.25%            76.61%           50.31%               50.40%

  (1)<F16> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund.
  (2)<F17> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
  (3)<F18> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
  (4)<F19>  Not annualized.
  (5)<F20>  Annualized.
  (6)<F21> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                           INTERNATIONAL EQUITY FUND -- CLASS A
                                                        --------------------------------------------------------------------------
                                                            YEAR              YEAR             YEAR       FEBRUARY 1, 1999(1)<F22>
                                                            ENDED            ENDED             ENDED               THROUGH
                                                        JUNE 30, 2002    JUNE 30, 2001     JUNE 30, 2000        JUNE 30, 1999
                                                        -------------    -------------     -------------  ------------------------
PER SHARE DATA:
Net asset value, beginning of period                       $ 9.38            $15.64           $10.88               $10.54
                                                           ------            ------           ------               ------
Income (loss) from investment operations:
   Net investment income (loss)                             (0.04)(2)<F23>    (0.06)(2)<F23>   (0.19)(2)<F23>        0.00
   Net realized and unrealized
     gain (loss) on investments                             (1.73)            (4.95)            5.32                 0.34
                                                           ------            ------           ------               ------
   Total from investment operations                         (1.77)            (5.01)            5.13                 0.34
                                                           ------            ------           ------               ------
Less distributions:
   Dividends in excess of
     net investment income                                     --             (0.04)              --                   --
   Distributions from net realized gains                       --             (1.21)           (0.37)                  --
                                                           ------            ------           ------               ------
   Total distributions                                         --             (1.25)           (0.37)                  --
                                                           ------            ------           ------               ------
Net asset value, end of period                             $ 7.61            $ 9.38           $15.64               $10.88
                                                           ------            ------           ------               ------
                                                           ------            ------           ------               ------
Total return(3)<F24>                                      (18.87%)          (33.26%)          47.48%                3.23%(4)<F25>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                             $650,614          $675,834         $608,550             $160,421
   Ratio of expenses to average net assets
     before reimbursement by Adviser                        2.37%             2.78%            3.42%                6.54%(5)<F26>
   Ratio of expenses to average net assets
     after reimbursement by Adviser                         1.65%             1.65%            2.20%                2.38%(5)<F26>
   Ratio of net investment loss to average net
     assets before reimbursement by Adviser                (1.25%)           (1.68%)          (2.56%)              (4.14%)(5)<F26>
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser                              (0.53%)           (0.55%)          (1.34%)               0.02%(5)<F26>
   Portfolio turnover rate(6)<F27>                         84.65%           100.02%           88.41%               49.48%

(1)<F22> Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.
(2)<F23> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F24> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F25>  Not annualized.
(5)<F26>  Annualized.
(6)<F27> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                           INTERNATIONAL EQUITY FUND -- CLASS Y
                                                        --------------------------------------------------------------------------
                                                            YEAR              YEAR            YEAR       DECEMBER 11, 1998(1)<F28>
                                                            ENDED            ENDED            ENDED               THROUGH
                                                        JUNE 30, 2002    JUNE 30, 2001    JUNE 30, 2000        JUNE 30, 1999
                                                        -------------    -------------    -------------  -------------------------
PER SHARE DATA:
Net asset value, beginning of period                       $ 9.52            $15.77          $10.91                $10.00
                                                           ------            ------          ------                ------
Income (loss) from investment operations:
   Net investment income (loss)                             (0.00)(2)<F29>    (0.01)(2)<F29>  (0.15)(2)<F29>         0.03
   Net realized and unrealized
     gain (loss) on investments                             (1.77)            (4.99)           5.39                  0.88
                                                           ------            ------          ------                ------
   Total from investment operations                         (1.77)            (5.00)           5.24                  0.91
                                                           ------            ------          ------                ------
Less distributions:
   Dividends in excess of
     net investment income                                     --             (0.04)          (0.01)                   --
   Distributions from net realized gains                       --             (1.21)          (0.37)                   --
                                                           ------            ------          ------                ------
   Total distributions                                         --             (1.25)          (0.38)                   --
                                                           ------            ------          ------                ------
Net asset value, end of period                             $ 7.75            $ 9.52          $15.77                $10.91
                                                           ------            ------          ------                ------
                                                           ------            ------          ------                ------
Total return                                              (18.59%)          (32.90%)         48.41%                 9.10%(3)<F30>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                          $34,036,561       $32,874,637     $14,453,822            $5,353,859
   Ratio of expenses to average net assets
     before reimbursement by Adviser                        1.87%             2.28%           2.78%                 5.52%(4)<F31>
   Ratio of expenses to average net assets
     after reimbursement by Adviser                         1.15%             1.15%           1.56%                 1.63%(4)<F31>
   Ratio of net investment loss to average net
     assets before reimbursement by Adviser                (0.75%)           (1.18%)         (1.92%)               (3.48%)(4)<F31>
   Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser                              (0.03%)           (0.05%)         (0.70%)                0.42%(4)<F31>
   Portfolio turnover rate(5)<F32>                         84.65%           100.02%          88.41%                49.48%

(1)<F28> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund.
(2)<F29> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F30>  Not annualized.
(4)<F31>  Annualized.
(5)<F32> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

THE SIMMS FUNDS
U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2002

SHARES OR
PRINCIPAL
  AMOUNT                                                               VALUE
  ------                                                               -----

             COMMON STOCKS -- 96.3%

             AEROSPACE & DEFENSE -- 1.9%
     2,200   L-3 Communications
               Holdings, Inc.*<F33>                                 $  118,800
                                                                    ----------

             BUSINESS SERVICES -- 8.5%
     5,000   Affiliated Computer
               Services, Inc. - Class A*<F33>                          237,400
    10,940   Cendant Corporation*<F33>                                 173,727
     3,060   Electronic Data
               Systems Corporation                                     113,679
                                                                    ----------
                                                                       524,806
                                                                    ----------

             COMPUTERS -- 3.1%
     7,360   Dell Computer Corporation*<F33>                           192,390
                                                                    ----------

             DRUGS -- 3.0%
     5,167   Pfizer Inc.                                               180,845
                                                                    ----------

             ELECTRONICS -- 2.3%
     7,830   Intel Corporation                                         143,054
                                                                    ----------

             FINANCIAL SERVICES -- 14.7%
     4,373   Citigroup Inc.                                            169,454
     7,940   Concord EFS, Inc.*<F33>                                   239,312
     3,360   Fannie Mae                                                247,800
     7,397   MBNA Corporation                                          244,619
                                                                    ----------
                                                                       901,185
                                                                    ----------

             FOOD, BEVERAGES & TOBACCO -- 3.1%
     3,920   PepsiCo, Inc.                                             188,944
                                                                    ----------

             HEALTH CARE SERVICES
               & SUPPLIES -- 19.2%
     2,970   AmerisourceBergen
               Corporation                                             225,720
     4,964   Johnson & Johnson                                         259,419
     2,780   Quest Diagnostics
               Incorporated*<F33>                                      239,219
     3,920   Stryker Corporation                                       209,759
     3,450   Tenet Healthcare Corporation*<F33>                        246,847
                                                                    ----------
                                                                     1,180,964
                                                                    ----------

             INSURANCE -- 8.0%
     6,590   AFLAC Incorporated                                        210,880
     3,070   UnitedHealth
               Group Incorporated                                      281,059
                                                                    ----------
                                                                       491,939
                                                                    ----------

             RESTAURANTS -- 2.4%
     3,610   Wendy's International, Inc.                               143,786
                                                                    ----------

             RETAIL -- 19.6%
     8,260   Bed Bath & Beyond Inc.*<F33>                              311,732
     4,710   Best Buy Co., Inc.*<F33>                                  170,973
     4,510   Family Dollar Stores, Inc.                                158,978
     5,610   Lowe's Companies, Inc.                                    254,694
     6,890   Staples, Inc.*<F33>                                       135,733
     4,590   Target Corporation                                        174,879
                                                                    ----------
                                                                     1,206,989
                                                                    ----------

             SOFTWARE -- 5.0%
     5,620   Microsoft Corporation*<F33>                               307,414
                                                                    ----------

             TOYS -- 2.2%
     6,510   Mattel, Inc.                                              137,231
                                                                    ----------

             TRANSPORTATION -- 3.3%
     4,000   Harley-Davidson, Inc.                                     205,080
                                                                    ----------


             TOTAL COMMON STOCKS
               (Cost $5,727,311)                                     5,923,427
                                                                    ----------

             SHORT-TERM INVESTMENTS -- 4.2%

             VARIABLE RATE DEMAND NOTES #<F34> -- 4.2%
  $  1,529   American Family Financial
               Services, Inc., 1.4626%                                   1,529
    82,239   U.S. Bank, N.A., 1.59%                                     82,239
   123,599   Wisconsin Corporate
               Central Credit Union, 1.51%                             123,599
    53,645   Wisconsin Electric
               Power Company, 1.4625%                                   53,645
                                                                    ----------

             TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $261,012)                                         261,012
                                                                    ----------

             TOTAL INVESTMENTS
               (COST $5,988,323) -- 100.5%                           6,184,439
                                                                    ----------

             LIABILITIES,  LESS
               OTHER ASSETS -- (0.5)%                                  (33,518)
                                                                    ----------

             TOTAL NET ASSETS -- 100.0%                             $6,150,921
                                                                    ----------
                                                                    ----------

 *<F33>   Non-income producing security.
 #<F34> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2002.

                       See notes to financial statements

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2002

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----

               COMMON STOCKS -- 91.5%

               FRANCE -- 19.4%

               BUSINESS SERVICES -- 2.4%
    283,000    Altran Technologies SA                              $   824,521
                                                                   -----------

               FINANCIAL SERVICES -- 3.2%
     60,760    Axa - ADR                                             1,104,009
                                                                   -----------

               FOOD, BEVERAGES & TOBACCO -- 3.9%
     55,500    Pernod-Richard S.A.                                   1,359,367
                                                                   -----------

               MEDICAL PRODUCTS -- 4.2%
     20,540    Aventis S.A.                                          1,446,632
                                                                   -----------

               SOFTWARE -- 5.7%
     44,290    Business Objects S.A. -  ADR*<F35>                    1,244,549
     16,355    Dassault Systemes S.A. - ADR                            731,886
                                                                   -----------
                                                                     1,976,435
                                                                   -----------
                    Total France                                     6,710,964
                                                                   -----------

               GERMANY -- 5.9%

               MEDICAL PRODUCTS -- 5.9%
     61,339    Frensenius Medical
                 Care AG - ADR                                         909,657
     18,080    Schering AG - ADR                                     1,148,080
                                                                   -----------
                    Total Germany                                    2,057,737
                                                                   -----------

               HONG KONG -- 1.6%

               ELECTRONICS -- 1.6%
     47,900    Johnson Electric
                 Holdings Limited - ADR                                568,065
                                                                   -----------
                    Total Hong Kong                                    568,065
                                                                   -----------

               INDONESIA -- 1.0%

               TELECOMMUNICATIONS -- 1.0%
     40,400    PT Telekomunikasi
                 Indonesia - ADR                                       355,520
                                                                   -----------
                    Total Indonesia                                    355,520
                                                                   -----------

               ISRAEL -- 3.7%

               DRUGS -- 3.7%
     19,220    Teva Pharmaceutical
                 Industries Ltd. - ADR                               1,283,512
                                                                   -----------
                    Total Israel                                     1,283,512
                                                                   -----------

               ITALY -- 4.2%

               OPTICAL SUPPLIES -- 4.2%
     76,440    Luxottica Group SpA - ADR                             1,452,360
                                                                   -----------
                    Total Italy                                      1,452,360
                                                                   -----------

               JAPAN -- 9.2%

               ELECTRONICS -- 3.4%
     30,760    Canon Inc. - ADR                                      1,163,651
                                                                   -----------

               MEDICAL PRODUCTS -- 2.8%
     38,330    Eisai Co., Ltd. - ADR                                   984,985
                                                                   -----------

               RETAIL -- 3.0%
     26,430    SEVEN-ELEVEN JAPAN
                 CO., LTD - ADR                                      1,040,829
                                                                   -----------
                    Total Japan                                      3,189,465
                                                                   -----------

               MEXICO -- 3.3%

               FOOD, BEVERAGES & TOBACCO -- 1.0%
      9,205    Fomento Economico Mexicano,
                 S.A. de C.V. - ADR                                    361,020
                                                                   -----------

               RETAIL -- 2.3%
     28,660    Wal-Mart de Mexico
                 SA de CV - ADR  V                                     778,411
                                                                   -----------
                    Total Mexico                                     1,139,431
                                                                   -----------

               NETHERLANDS -- 19.5%

               CHEMICALS -- 4.2%
     33,340    Akzo Nobel N.V. - ADR                                 1,450,290
                                                                   -----------

               ELECTRONICS -- 1.7%
     23,630    STMicroelectronics N.V. - NYS                           574,918
                                                                   -----------

               FINANCIAL SERVICES -- 6.4%
     69,090    Aegon N.V. - ARS                                      1,405,981
     32,780    ING Groep N.V. - ADR                                    833,595
                                                                   -----------
                                                                     2,239,576
                                                                   -----------

               FOOD, BEVERAGES & TOBACCO -- 3.6%
     59,895    Koninklijke Ahold N.V. -- ADR                         1,257,795
                                                                   -----------

               TRANSPORTATION -- 3.6%
     55,235    TPG NV -- ADR                                         1,249,968
                                                                   -----------
                    Total Netherlands                                6,772,547
                                                                   -----------

               SOUTH KOREA -- 4.6%

               FINANCIAL SERVICES -- 2.1%
     14,950    Kookmin Bank - ADR                                      734,793
                                                                   -----------

               TELECOMMUNICATIONS -- 2.5%
     38,850    KT Corporation - ADR                                    841,103
                                                                   -----------
                    Total South Korea                                1,575,896
                                                                   -----------

               SWITZERLAND -- 7.5%

               BUSINESS SERVICES -- 1.8%
     42,808    Adecco S.A. - ADR                                       635,699
                                                                   -----------

               COMPUTER EQUIPMENT  -- 2.4%
     17,400    Logitech International
                 S.A. - ADR*<F35>                                      818,670
                                                                   -----------

               OPTICAL SUPPLIES  -- 3.3%
     33,750    Alcon, Inc.*<F35>                                     1,155,938
                                                                   -----------
                    Total Switzerland                                2,610,307
                                                                   -----------

               UNITED KINGDOM -- 11.6%

               BIOTECHNOLOGY -- 3.4%
     75,150    Celltech Group PLC - ADR*<F35>                        1,187,370
                                                                   -----------

               MEDICAL PRODUCTS -- 4.4%
     26,620    Smith & Nephew PLC -  ADR                             1,504,030
                                                                   -----------

               PRINTING & PUBLISHING -- 3.8%
     34,000    Reed Elsevier PLC - ADR                               1,326,000
                                                                   -----------
                    Total United Kingdom                             4,017,400
                                                                   -----------
               TOTAL COMMON STOCKS
                 (Cost $33,313,784)                                 31,733,204
                                                                   -----------

               SHORT-TERM INVESTMENTS -- 5.6%

               VARIABLE RATE DEMAND NOTES #<F36> -- 5.6%
 $   10,091    American Family Financial
                 Services, Inc., 1.4626%                                10,091
  1,306,732    U.S Bank, N.A., 1.59%                                 1,306,732
    511,884    Wisconsin Corporate Central
                 Credit Union, 1.51%                                   511,884
    103,135    Wisconsin Electric Power
                 Company, 1.4625%                                      103,135
                                                                   -----------
               TOTAL SHORT- TERM
                 INVESTMENTS
                 (Cost $1,931,842)                                   1,931,842
                                                                   -----------
               TOTAL INVESTMENTS
                 (COST $35,245,626) --
                 97.1%                                              33,665,046
                                                                   -----------
               OTHER ASSETS,  LESS
                 LIABILITIES -- 2.9%                                 1,022,129
                                                                   -----------
               TOTAL NET ASSETS -- 100.0%                          $34,687,175
                                                                   -----------
                                                                   -----------

*<F35> Non-income producing security.
#<F36> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 2002.
ADR -  American Depository Receipts
ARS -  American Regular Shares
NYS -  New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2002

NOTE 1 -- DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust issues its shares in series, with each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund and the International Equity Fund (collectively referred to as the "Funds"). Pursuant to the 1940 Act, each Fund is a "diversified" series of the Trust.

The U.S. Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalizations, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in U.S. and non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. Class A shares were initially sold on April 26, 1999 and February 1, 1999, for the U.S. Equity Fund and International Equity Fund, respectively. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus, and expenses pursuant to the distribution and shareholder servicing plans described in Notes 7 and 8. The maximum sales charge is 4% of the offering price.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

     a) Investment Valuation -- Investment securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the end of trading, normally 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter, other than those traded through NASDAQ, are valued at the mean between the last bid and asked prices. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflect their fair value.

     b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

     c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

     d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

     e) Federal Income Taxes -- The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income or excise taxes is considered necessary in the financial statements.

     f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. (the "Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The U.S. Equity Fund and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis for financial reporting purposes for the respective Funds. On the same day the tax basis of securities held for the U.S. Equity Fund and the International Equity Fund was $1,096,452 and $825,707 lower than their basis for financial reporting purposes, respectively. On June 30, 2002, the tax basis of the remaining securities held by the U.S. Equity Fund and the International Equity Fund was $85,951 lower and $11,822 higher than their basis for financial reporting purposes, respectively.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

At June 30, 2002, each Fund had an unlimited number of shares of beneficial interest authorized with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:

                                              U.S.                     INTERNATIONAL
                                           EQUITY FUND                  EQUITY FUND
                                      --------------------          -------------------
                                           YEAR ENDED                   YEAR ENDED
                                          JUNE 30, 2002                JUNE 30, 2002
                                      --------------------          -------------------
CLASS A                               SHARES        AMOUNT          SHARES       AMOUNT
                                      ------        ------          ------       ------
Sales                                   6,483     $   52,202        805,543    $ 6,952,423
Redemptions                           (28,561)      (250,422)      (792,116)    (6,796,564)
                                      -------     ----------       --------    -----------
Net increase (decrease)               (22,078)    $ (198,220)        13,427    $   155,859
                                      -------     ----------       --------    -----------
                                                  ----------                   -----------

SHARES OUTSTANDING:
Beginning of period                    56,119                        72,016
                                      -------                      --------
End of period                          34,041                        85,443
                                      -------                      --------
                                      -------                      --------

CLASS Y
Sales                                 469,998     $4,885,903      1,525,672    $13,034,663
Redemptions                          (354,426)    (3,266,236)      (587,345)    (4,977,772)
                                      -------     ----------       --------    -----------
Net increase                          115,572     $1,619,667        938,327   $  8,056,891
                                      -------     ----------       --------    -----------
                                                  ----------                   -----------

SHARES OUTSTANDING:
Beginning of period                   629,204                     3,452,410
                                      -------                      --------
End of period                         744,776                     4,390,737
                                      -------                      --------
                                      -------                      --------
Total net increase                                $1,421,447                   $ 8,212,750
                                                  ----------                   -----------
                                                  ----------                   -----------

                                              U.S.                     INTERNATIONAL
                                           EQUITY FUND                  EQUITY FUND
                                      --------------------          -------------------
                                           YEAR ENDED                   YEAR ENDED
                                          JUNE 30, 2001                JUNE 30, 2001
                                      --------------------          -------------------
CLASS A                               SHARES        AMOUNT          SHARES       AMOUNT
                                      ------        ------          ------       ------
Sales                                  41,002     $  510,783         37,331    $   398,486
Reinvested distributions                  704          8,712          4,289         47,733
Redemptions                            (4,367)       (54,852)        (8,515)      (109,240)
                                      -------     ----------       --------    -----------
Net increase                           37,339     $  464,643         33,105    $   336,979
                                                  ----------                   -----------
                                                  ----------                   -----------

SHARES OUTSTANDING:
Beginning of period                    18,780                        38,911
                                      -------                      --------
End of period                          56,119                        72,016
                                      -------                      --------
                                      -------                      --------

CLASS Y
Sales                                 239,172     $2,784,882      2,962,002    $30,247,728
Reinvested distributions                9,987        125,237        110,874      1,248,442
Redemptions                          (264,331)    (3,260,202)      (537,159)    (5,531,826)
                                      -------     ----------       --------    -----------
Net increase (decrease)               (15,172)   $  (350,083)     2,535,717    $25,964,344
                                                  ----------                   -----------
                                                  ----------                   -----------

SHARES OUTSTANDING:
Beginning of period                   644,376                       916,693
                                      -------                      --------
End of period                         629,204                     3,452,410
                                      -------                      --------
                                      -------                      --------
Total net increase                                $  114,560                   $26,301,323
                                                  ----------                   -----------
                                                  ----------                   -----------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the year ended June 30, 2002 for the U.S. Equity Fund and International Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                              U.S.         INTERNATIONAL
                                          EQUITY FUND       EQUITY FUND
                                          -----------       -----------
Purchases                                 $12,142,705       $32,860,126
Sales                                     $10,418,092       $25,638,710

Neither the U.S. Equity Fund nor the International Equity Fund purchased U.S. Government Securities as a part of their investment strategy during the year ended June 30, 2002.

The following information for the Funds is as of June 30, 2002:

                             COST FOR FEDERAL             TAX BASIS                TAX BASIS           TAX BASIS
                                INCOME TAX             NET UNREALIZED          GROSS UNREALIZED    GROSS UNREALIZED
                                 PURPOSES         APPRECIATION/DEPRECIATION      APPRECIATION        DEPRECIATION
                             ----------------     -------------------------    ----------------    ----------------
U.S. Equity Fund                $ 5,912,854             $    271,585              $  838,361         $  (566,776)
International Equity Fund       $35,811,143             $(2,146,097)              $1,779,118         $(3,925,215)

At June 30, 2002, the U.S. Equity Fund had accumulated net realized capital loss carryovers of $1,242,585, of which $75,244 expires in 2009 and $1,167,341 expires in 2010. At June 30, 2002, the International Equity Fund had accumulated net realized capital loss carryovers of $3,705,671, of which $492,813 expires in 2009 and $3,212,858 expires in 2010. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryover for the Funds. In addition, the U.S. Equity Fund and the International Equity Fund realized, on a tax basis, post-October losses through June 30, 2002 of $599,167 and $3,782,797, respectively, which are not recognized for tax purposes until the first day of the following fiscal year.

The Funds made no distributions during the fiscal year ended June 30, 2002 and there were no undistributed ordinary income or long-term capital gains as of June 30, 2002.

At June 30, 2002, the Simms International Fund had two shareholders, who, in aggregate owned greater than 50% of the outstanding shares.

NOTE 6 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Funds' average daily net assets.

The Adviser has agreed to reimburse and/or absorb the Funds' advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts until at least October 31, 2002:

                               CLASS A        CLASS Y
                               -------        -------
U.S. Equity Fund                1.45%          0.95%
International Equity Fund       1.65%          1.15%

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed. For the year ended June 30, 2002, the Adviser reimbursed/absorbed expenses of $188,818 and $233,823 for the U.S. Equity and International Equity Funds, respectively. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                            U.S.         INTERNATIONAL
YEAR OF EXPIRATION      EQUITY FUND       EQUITY FUND
------------------      -----------       -----------
6/30/2003                 $162,721          $197,982
6/30/2004                 $188,818          $233,823

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

NOTE 7 -- DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-1 Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A shares. The U.S. Equity Fund and International Equity Fund incurred $2,115 and $3,701 in fees pursuant to the 12b-1 Plan for the year ended June 30, 2002.

NOTE 8 -- DISTRIBUTION FEE CHANGE

On June 4, 2002, the Board of Trustees voted to lower the rate that the Funds charge under the 12b-1 Plan. Effective July 1, 2002, each Fund's Class A Shares will pay a distribution fee of up to 0.25% of the average daily net assets. Accordingly, effective July 1, 2002, the Adviser reduced the expense caps on the Class A Shares of the U.S. Equity Fund and International Equity Fund to 1.20% and 1.40%, respectively, of the average daily net assets through October 31, 2003.

THE SIMMS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Simms Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Equity Fund and the International Equity Fund (comprising The Simms Funds, hereafter referred to as the "Funds") at June 30, 2002, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
August 14, 2002

THE SIMMS FUNDS
ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available, without charge, upon request by calling 1-877-GET-SIMS (1-877-438-7467).

                                                                                                    NUMBER OF
                                        TERM OF                                                     PORTFOLIOS
                          POSITION(S)   OFFICE &                                                    IN FUND      OTHER
                          HELD          LENGTH                                                      COMPLEX      DIRECTORSHIPS
                          WITHIN THE    OF TIME          PRINCIPAL OCCUPATION                       OVERSEEN     HELD BY
NAME, ADDRESS AND AGE     TRUST         SERVED(1)<F37>   DURING PAST FIVE YEARS                     BY TRUSTEE   TRUSTEE
---------------------     ----------    --------------   ----------------------                     ----------   -------------
DISINTERESTED TRUSTEES:
-----------------------
Beverly W. Aisenbrey      Trustee       Since            Managing Director, Frederic W.             2            Rutgers, The
55 Railroad Avenue                      1998             Cook & Co., Inc. (Executive                             State University.
Greenwich, CT 06830                                      compensation consultants).
Age: 57

Arthur S. Bahr            Trustee       Since            Retired; Director, Renaissance Re          2            None
11 Guardhouse Drive                     1998             Holdings (reinsurance) June 1993 -
West Redding, CT  06896                                  May 2002; Director, Board of Partner
Age:71                                                   Representatives, Trump Castle
                                                         Associates (1995 - 2000).

Gen. Robert E. Kelley     Trustee       Since            Senior Consultant, HillSolutions, LLC      2            Chairman of
55 Railroad Avenue                      1998             (Consulting & Lobbying) since 2001;                     the Board,
Greenwich, CT 06830                                      President, Freedom Foundation at                        Kids Voting
Age: 68                                                  Valley Forge (1999 - 2001); Secretary                   USA, Director,
                                                         and Treasurer, Wright Stuff                             Air Force
                                                         Press since 1996; President, Kelley                     Academy
                                                         and Associates (aerospace and                           Foundation,
                                                         defense management) since 1986.                         Director
                                                                                                                 American-
                                                                                                                 European
                                                                                                                 Community
                                                                                                                 Association
                                                                                                                 USA, and
                                                                                                                 Board of
                                                                                                                 Advisors,
                                                                                                                 Jewish
                                                                                                                 Institute of
                                                                                                                 National
                                                                                                                 Security
                                                                                                                 Affairs.

Hugh Lynch                Trustee       Since            Retired; Managing Director, General        2            Morgan Grintell
55 Railroad Avenue                      2002             Motors Investment Management                            Investment
Greenwich, CT 06830                                      December 1994 - March 2000.                             Trust and the
Age: 64                                                                                                          Greater China
                                                                                                                 Fund.

Michael A. McManus, Jr.   Trustee       Since            President & Chief Executive Officer,       2            Novavax
55 Railroad Avenue                      1998             Misonix Inc. since November 1998;                       Inc., National
Greenwich, CT 06830                                      President and Chief Executive Officer,                  Wireless
Age: 59                                                  New York Bancorp Inc.                                   Inc. and
                                                         November 1991 - March 1998.                             American
                                                                                                                 Mortgage
                                                                                                                 Holdings.

INTERESTED TRUSTEES(2)<F38>:
----------------------------
Robert A. Simms, Sr.      President,    Since            President and Chief Executive Officer      2            Director and
55 Railroad Avenue        Chairman      1998             of Simms Capital Management, Inc.                       Chairman of
Greenwich, CT 06830       of the                                                                                 Investment
Age: 64                   Board                                                                                  Committee,
                                                                                                                 National
                                                                                                                 Football
                                                                                                                 Foundation &
                                                                                                                 College Hall
                                                                                                                 of Fame and
                                                                                                                 Director,
                                                                                                                 Historical
                                                                                                                 Society of
                                                                                                                 Greenwich.

Thomas L. Melly           Trustee       Since            Principal of Simms Capital                 2            None
55 Railroad Avenue        1998          1998             Management, Inc.
Greenwich, CT 06830
Age: 43

Arthur O. Poltrack        Trustee,      Since            Principal of Simms Capital                 2            None
55 Railroad Avenue        Vice          1998             Management, Inc. since August, 1999;
Greenwich, CT 06830       President,                     Chief Financial Officer of Simms since
Age: 44                   Chief                          June 1998; Chief Financial Officer of
                          Accounting                     CBA Mortgage Partners LP from
                          Officer                        August 1994 - June 1998.
                          and CFO

(1)<F37> As provided in the Declaration of Trust, each Trustee holds office during the lifetime of the Trust until their termination or until the election and qualification of his successor.
(2)<F38> Messrs. Simms, Melly and Poltrack are deemed to be "interested persons" of the Trust (as defined in the 1940 Act) because of their affiliations with the Adviser.

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors

                                THE SIMMS FUNDS
            55 RAILROAD AVENUE        GREENWICH, CONNECTICUT 06830
            1-877-GET-SIMS                        (1-877-438-7467)

                               BOARD OF TRUSTEES
            Robert A. Simms, Sr.                        Hugh Lynch
            Beverly W. Aisenbrey           Michael A. McManus, Jr.
            Arthur S. Bahr                         Thomas L. Melly
            Gen. Robert E. Kelley               Arthur O. Poltrack

                               INVESTMENT ADVISER
                            Simms Capital Management
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

         ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.